Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Movement of Allowance for Doubtful Accounts
	2015	2014	2013
Balance as at January 1	$766	$5,887	$393
Addition	36,468	—	9,303
Written off	(616)	(2,142)	(3,809)
Written back	(65)	(2,979)	—

Balance as at December 31	$36,553	$766	$5,887

Ageing of Accounts Receivable

	December 31, 2015			December 31, 2014
	Gross	Allowance	Net	Gross	Allowance	Net
Current	26,054	(60)	25,994	22,670	(16)	22,654
0-90 days past due	65,737	(22,664)	43,073	—	—	—
91-180 days past due	3,488	—	3,488	—	—	—
181-365 days past due	582	—	582	—	—	—
over 1 year past due	14,075	(13,829)	246	750	(750)	—

Total	$109,936	$(36,553)	$73,383	$23,420	$(766)	$22,654